Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.6%
Dexco SA	712,042	$1,241,709
Klabin SA	1,900,737	8,641,879
Suzano SA	1,464,997	13,529,545
		23,413,133
Canada — 12.4%
Canfor Corp.(a)	286,173	5,136,965
Interfor Corp.(a)	260,061	4,903,811
Stella-Jones Inc.	117,456	6,048,574
West Fraser Timber Co. Ltd.	105,232	9,040,539
		25,129,889
China — 1.6%
Nine Dragons Paper Holdings Ltd.(b)	5,391,000	3,328,488
Finland — 8.3%
Stora Enso OYJ, Class R	770,929	8,944,284
UPM-Kymmene OYJ	265,870	7,922,080
		16,866,364
Ireland — 4.4%
Smurfit Kappa Group PLC	264,851	8,839,423
Japan — 10.0%
Daio Paper Corp.	208,200	1,639,724
Nippon Paper Industries Co. Ltd.(a)	413,000	3,401,523
Oji Holdings Corp.	2,033,600	7,603,762
Sumitomo Forestry Co. Ltd.	309,200	7,510,304
		20,155,313
Portugal — 1.6%
Altri SGPS SA(b)	265,582	1,206,623
Navigator Co. SA (The)	577,031	1,954,887
		3,161,510
South Africa — 1.9%
Sappi Ltd.	1,814,490	3,760,816
Sweden — 12.8%
Billerud AB	475,546	3,619,174
Holmen AB, Class B	234,478	8,427,307
Svenska Cellulosa AB SCA, Class B	1,084,978	13,849,732
		25,896,213
Security	Shares	Value
United Kingdom — 4.0%
Mondi PLC	524,168	$7,996,919
United States — 30.9%
Clearwater Paper Corp.(a)	40,115	1,256,402
International Paper Co.	382,930	12,181,003
Mercer International Inc.	173,686	1,401,646
PotlatchDeltic Corp.	173,304	9,159,116
Rayonier Inc.	305,727	9,599,828
Sylvamo Corp.	107,762	4,358,973
Westrock Co.	283,816	8,250,531
Weyerhaeuser Co.	487,044	16,320,845
		62,528,344
Total Long-Term Investments — 99.5%
(Cost: $225,637,508)		201,076,412

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	1,146,292	1,146,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	260,000	260,000
Total Short-Term Securities — 0.7%
(Cost: $1,406,634)		1,406,521
Total Investments — 100.2%
(Cost: $227,044,142)		202,482,933
Liabilities in Excess of Other Assets — (0.2)%		(419,816)
Net Assets — 100.0%		$202,063,117

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$666,559	$480,035	(a)	$—	$(198)	$125	$1,146,521	1,146,292	$6,221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	0	(a)	—	—	—	260,000	260,000	3,577		—
					$(198)	$125	$1,406,521		$9,798		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value Index	14	09/15/23	$1,098	$22,057

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$114,832,182	$86,244,230	$—	$201,076,412
Short-Term Securities
Money Market Funds	1,406,521	—	—	1,406,521
	$116,238,703	$86,244,230	$—	$202,482,933
Derivative Financial Instruments(a)
Assets
Equity Contracts	$22,057	$—	$—	$22,057

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2